Cover Page	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	Revance Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0551645
Entity Address, Address Line One	7555 Gateway Boulevard
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	510
Local Phone Number	742-3400
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001479290
Amendment Flag	false